Investments in associates and results related to associates (Details) € in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 EUR (€) director
Disclosure of associates [line items]
Investments in associates			€ 8
Results related to associates				€ (8)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	5.10%	4.90%	5.10%
Investments in associates			€ 8	€ 0
Total number of board members | director				3
Right to appoint number of board member | director				1
Results related to associates				€ (8)